Benefit Plans (Fair Value of Pension Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets			$ 5,047
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	1,363
Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	4,419		2,168
Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	1,492		2,879
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	5,911		5,047
Pension [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	420		11
Pension [Member] | U.S. securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	106		89
Pension [Member] | International securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	1,129		894
Pension [Member] | Investment funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	3,805	[1]	3,704	[2]
Pension [Member] | International government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	411		314
Pension [Member] | Corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	3		2
Percentage of investment in securities	9.00%		7.00%
Pension [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	37		33
Pension [Member] | US and International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of investment in securities	60.00%		53.00%
Pension [Member] | US and International Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of investment in securities	24.00%		34.00%
Pension [Member] | Real Estate And Other Money Markets [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of investment in securities	7.00%		6.00%
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	4,419		2,168
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	420		11
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member] | U.S. securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	106		89
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member] | International securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	1,129		894
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member] | Investment funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	2,313	[1]	826	[2]
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member] | International government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	411		314
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member] | Corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	3		2
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	37		32
Pension [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	1,492		2,879
Pension [Member] | Significant Other Observable Inputs (Level 2) [Member] | Investment funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	1,492	[1]	2,878	[2]
Pension [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	$ 0		$ 1

[1]	Investment funds whose objective seeks to replicate the returns and characteristics of specified market indices (primarily MSCI — Europe, Switzerland, North America, Asia Pacific, Japan; Russell 3000; S&P 500 for equities, and Citigroup EMU and Barclays Capital U.S. for bonds), primarily consist of mutual funds, common trust funds and commingled funds. Of these funds, 60% are invested in U.S. and international equities; 24% are invested in U.S. and international government bonds; 9% are invested in corporate bonds, and 7% are invested in real estate and other money markets.
[2]	Investment funds whose objective seeks to replicate the returns and characteristics of specified market indices (primarily MSCI — Europe, Switzerland, North America, Asia Pacific, Japan; Russell 3000; S&P 500 for equities, and Citigroup EMU, Citigroup Switzerland and Barclays Capital U.S. for bonds), primarily consist of mutual funds, common trust funds and commingled funds. Of these funds, 53% are invested in U.S. and international equities; 34% are invested in U.S. and international government bonds; 7% are invested in corporate bonds, and 6% are invested in real estate and other money markets.